Statement of cash flows (Parenthetical) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows
Loans granted	R 431	R 298
Loans repaid	511	357
Increase in long-term restricted cash	R 236	R 214